MANAGEMENT OF CAPITAL	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
MANAGEMENT OF CAPITAL [Text Block]

13.         MANAGEMENT OF CAPITAL

The Company’s objective when managing capital is to safeguard the Company’s ability to continue as a going concern in order to support the exploration and evaluation of its mineral properties. The capital of the Company consists of items included in shareholders’ equity. The Company manages and adjusts its capital structure when changes to the risk characteristics of the underlying assets or changes in economic conditions occur. To maintain or adjust the capital structure, the Company may attempt to raise new funds.

In order to facilitate the management of its capital requirements, the Company prepares annual expenditure budgets which are revised periodically based on the results of its exploration programs, the availability of financing, and industry conditions. There are no external restrictions placed on the management of capital.

The Company’s investment policy is to invest any excess cash in liquid short-term interest-bearing instruments. When utilized, these instruments are selected with regard to the expected timing of expenditures from continuing operations. The Company expects to have sufficient capital resources to meet its planned administrative overhead expenses and exploration plans for 2019. Actual funding requirements may vary from those planned due to a number of factors, including the progress and results of exploration and drilling activities. The Company believes it will be able to raise capital as required, in the long term, to fund its exploration programs, but recognizes there will be risks involved that may be beyond its control.